Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 449	$ 4,817
Interest Rate Swap [Member] | realized gain (loss) on Derivative Instrument Termintation
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 3,215	$ 0